Derivative Instruments and Hedging Activities - Effect of Gain on Cross Currency Swaps on Consolidated Statements of Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Total realized and unrealized gain on cross currency swaps	$ (19,232)	$ 20,247	$ (47,561)	$ (102,280)
Foreign Exchange and Other Derivative Financial Instruments | Cross currency swaps
Derivative Instruments, Gain (Loss) [Line Items]
Realized loss	(42,987)	(3,330)	(49,501)	(41,276)
Unrealized gain	54,488	19,803	66,978	58,276
Total realized and unrealized gain on cross currency swaps	$ 11,501	$ 16,473	$ 17,477	$ 17,000